Acquisitions (Details 6) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Revenues	$ 327,335	$ 165,991
Cost of revenues	(1,031,344)	(473,056)
Operating expenses:
Selling, general and administrative expenses	7,443,296	5,168,512
Other income (expense)	2,096,091	1,744,049
Net loss	$ (10,243,396)	$ (7,219,626)
Weighted average number of common shares Outstanding – basic and fully diluted	61,786,169	44,840,743
Net loss per share – basic and fully diluted	$ (0.17)	$ (0.16)
Rezserve Technologies Ltd [Member] | Combined Pro Forma [Member]
Revenues	$ 333,879
Cost of revenues	475,308
Gross profit (loss)	(141,429)
Operating expenses:
Selling, general and administrative expenses	5,323,560
Loss from operations	(5,464,989)
Other income (expense)	(1,744,049)
Net loss	$ (7,209,038)
Weighted average number of common shares Outstanding – basic and fully diluted	44,840,743
Net loss per share – basic and fully diluted	$ (0.16)
Comencia, Inc. Acquisition [Member] | Combined Pro Forma [Member]
Revenues	$ 367,923	$ 251,713
Cost of revenues	1,053,184	562,216
Gross profit (loss)	(685,261)	(310,503)
Operating expenses:
Selling, general and administrative expenses	7,454,580	5,218,597
Loss from operations	(8,139,841)	(5,529,100)
Other income (expense)	(2,096,091)	(1,744,049)
Net loss	$ (10,235,932)	$ (7,273,149)
Weighted average number of common shares Outstanding – basic and fully diluted	61,786,169	44,840,743
Net loss per share – basic and fully diluted	$ (0.17)	$ (0.16)